Equity based compensation (Details Textual)	12 Months Ended
	Dec. 31, 2018 CAD ($) Awards	Dec. 31, 2017 CAD ($) Awards	Dec. 31, 2016 Awards
Disclosure Of Equity Based Compensation [Line Items]
Expense from share-based payment transactions with employees	$ 60,746,000	$ 61,579,000
Vermilion incentive plan [Member]
Disclosure Of Equity Based Compensation [Line Items]
Weighted average fair value at measurement date, other equity instruments granted	$ 40.57	$ 49.44
Performance factor (ratio)	1.9	1.9
Annual forfeiture rate share options granted	4.60%	4.40%
Expense from share-based payment transactions with employees	$ 48,200,000	$ 52,300,000
Number of other equity instruments outstanding in share-based payment arrangement | Awards	1,931,000	1,685,000	1,738,000
Five-Year Compensation Arrangement [member]
Disclosure Of Equity Based Compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | Awards	36,845